Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS
June 30, 2022(Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.2%
	ARGENTINA — 2.6%
334,190	Despegar.com Corp.*	$2,706,939
4,405	MercadoLibre, Inc.*	2,805,412
		5,512,351
	BRAZIL — 1.5%
275,100	Itau Unibanco Holding S.A., ADR	1,177,428
181,462	Pagseguro Digital, Ltd., Class A*	1,858,171
		3,035,599
	CHINA — 31.6%
711,605	Alibaba Group Holding, Ltd.*	10,151,326
44,863	Baidu, Inc., ADR*	6,672,474
2,946,124	Great Wall Motor Co., Ltd., Class H	6,102,015
674,644	Haier Smart Home Co., Ltd., Class A	2,774,583
2,619,000	JS Global Lifestyle Co., Ltd.[1]	3,421,408
45,000	Longfor Group Holdings, Ltd.[1]	214,026
234,600	Meituan*,1	5,854,276
62,000	Minth Group, Ltd.	169,873
377,904	Ping An Insurance Group Co. of China, Ltd., Class H	2,601,204
528,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,965,919
545,266	Sinoma Science & Technology Co., Ltd., Class A	2,244,410
226,432	Sunny Optical Technology Group Co., Ltd.	3,712,754
141,500	Tencent Holdings, Ltd.	6,405,019
5,606,000	Weimob, Inc.*,1	3,865,860
106,626	Wuliangye Yibin Co., Ltd., Class A	3,223,737
1,560,400	Xinyi Solar Holdings, Ltd.	2,417,916
88,050	Yum China Holdings, Inc.	4,319,843
		66,116,643
	HONG KONG — 8.7%
1,717,400	China Gas Holdings, Ltd.	2,658,744
1,989,909	CSPC Pharmaceutical Group, Ltd.	1,988,971
390,002	Galaxy Entertainment Group, Ltd.	2,336,334
102,061	JD.com, Inc., Class A	3,288,716
1,109,000	Luk Fook Holdings International, Ltd.	2,862,203
2,066,400	Man Wah Holdings, Ltd.	2,231,305
3,364,061	NagaCorp, Ltd.	2,756,311
		18,122,584
	INDIA — 9.7%
2,341,134	CESC, Ltd.	2,117,303
57,089	Hero MotoCorp, Ltd.	1,975,008
199,021	ICICI Bank, Ltd., ADR	3,530,633

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
June 30, 2022(Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
111,893	Infosys, Ltd., ADR	$2,071,139
57,675	Reliance Industries, Ltd.	1,904,392
208,751	Star Health & Allied Insurance Co., Ltd.*	1,292,519
439,130	State Bank of India	2,604,279
99,600	Tata Motors, Ltd., ADR*	2,576,652
208,422	TVS Motor Co., Ltd.	2,231,285
		20,303,210
	INDONESIA — 6.9%
19,271,600	Aneka Tambang	2,326,877
5,937,000	Astra International	2,645,923
7,107,100	Bank Mandiri Persero	3,795,304
87,809,800	Bukalapak.com*	1,667,698
60,555,300	Mitra Adiperkasa*	3,988,398
		14,424,200
	PHILIPPINES — 5.2%
5,267,300	Ayala Land, Inc.	2,448,334
1,723,859	BDO Unibank, Inc.	3,468,197
46,442,826	Megaworld Corp.	1,826,968
1,511,640	Universal Robina Corp.	3,052,451
		10,795,950
	SINGAPORE — 1.3%
40,525	Sea, Ltd., ADR*	2,709,502
	SOUTH KOREA — 8.3%
5,265	LG Chem, Ltd.	2,091,690
26,523	NAVER Corp.	4,947,245
51,837	Samsung Electro-Mechanics Co., Ltd.	5,244,540
117,066	Samsung Electronics Co., Ltd.	5,163,472
		17,446,947
	TAIWAN — 10.6%
469,588	Chailease Holding Co., Ltd.	3,294,841
573,500	Elite Material Co., Ltd.	3,452,289
1,055,000	Hon Hai Precision Industry Co., Ltd.	3,873,055
1,172,500	Lotus Pharmaceutical Co., Ltd.*	6,058,178
156,000	Poya International Co., Ltd.	1,660,551
47,650	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,895,388
		22,234,302

Sunbridge Capital Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
June 30, 2022(Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.2%
6,440,100	Krung Thai Bank PLC	$2,830,548
636,300	SCB X PLC	1,871,735
		4,702,283
	UNITED STATES — 0.6%
88,714	Freshworks, Inc.*	1,166,589
	TOTAL COMMON STOCKS
	(Cost $198,569,208)	186,570,160

Principal Amount
	SHORT-TERM INVESTMENTS — 10.2%
$21,247,541	UMB Bank Demand Deposit, 0.01%[2]	21,247,541
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,247,541)	21,247,541
	TOTAL INVESTMENTS — 99.4%
	(Cost $219,816,749)	207,817,701
	Assets in Excess of Other Liabilities — 0.6%	1,205,635
	TOTAL NET ASSETS — 100.0%	$209,023,336

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]144A restricted security. As of June 30, 2022, the total market value of such securities was $13,355,570 and represented 6.39% of the Fund's net assets.
[2]The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments